Share based payment - Additional Information (Detail)		12 Months Ended
	Aug. 23, 2021 shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares	Aug. 29, 2025 shares	Aug. 05, 2025 $ / shares
Share Based Payment Arrangements [Line Items]
Replacement of group stock option plans, exchange ratio	0.8289
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares		$ 3.72	$ 4.2
Weighted average exercise price of options granted during the year | $ / shares		$ 3.72	$ 4.2
Number of options exercised during the year		1,132,704	17,254
Weighted average exercise price of share replacement of group stock option plans | $ / shares		$ 3.72	$ 4.2
Weighted average exercise price of options exercised during the year | $ / shares		$ 4.38	$ 4.13
Weighted average remaining contractual life of options outstanding		1 year 2 months 15 days	2 years 21 days
Number of share options vested in share based payment arrangement	5,747,481	6,933,865
Number of unvested option, shares	5,923,543	7,146,270
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares		$ 8.49	$ 8.56
Weighted average exercise price of options granted during the year | $ / shares		$ 7.4	$ 7.15
Number of options exercised during the year		500,842	121,299
Weighted average exercise price of exercisable options during the year | $ / shares		$ 9.23	$ 9.47
Weighted average remaining contractual life of options outstanding		6 years 5 months 26 days	7 years 3 months 7 days
Number of options granted		5,000,000	7,000,000	16,000,000
2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of share options vested in share based payment arrangement		0
Number of options granted		6,000,000	0
2025 Employee Stock Option Plan | Top of Range
Share Based Payment Arrangements [Line Items]
Number of shares authorised to grant in share based payment arrangement					7,911,300
2025 Employee Stock Option Plan | Series B Optionally Convertible Redeemable Preference Shares
Share Based Payment Arrangements [Line Items]
Percentage of shares of subsidiary permitted to subscribe by eligible employees						0.0001%
Shares permitted to subscribe by eligible employees, subscription price per share | $ / shares						$ 100
2025 Employee Share Purchase Plan
Share Based Payment Arrangements [Line Items]
Number of options granted		9,000,000